Note 6 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019
Net earnings (loss)	$ (3,018,842)	$ (881,003)	$ (1,544,137)	$ 194,772	$ (1,165,658)	$ 664,773	$ 2,000,916	$ 3,599,893	$ (5,249,210)	$ 5,099,924
Weighted average common shares (in shares)									7,000,403	7,010,266
Net earnings (loss)	$ (3,018,842)	$ (881,003)	$ (1,544,137)	$ 194,772	$ (1,165,658)	$ 664,773	$ 2,000,916	$ 3,599,893	$ (5,249,210)	$ 5,099,924
Weighted average common shares and common share equivalents (in shares)									7,000,403	7,010,266